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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                         LAW DEPARTMENT
                            THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                      350 CHURCH STREET
                                                     HARTFORD, CT 06103

                                                      SCOTT C. DUROCHER
                                                                COUNSEL
                                                    Phone: 860-466-1222
                                                 Scott.Durocher@LFG.com

VIA EDGAR

April 2, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

RE:      POST-EFFECTIVE AMENDMENT NO. 49 TO THE REGISTRATION STATEMENT
         ON FORM N-4 FOR LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (FILE NO. 333-63505)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account H (the "Account"), we are transmitting for filing under Rule 485(a)(1) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 49 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 332 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is being filed to (a) limit the amount of cumulative purchase payments for contracts with living benefit riders, (b) adjust the withdrawal and/or benefit percentages under certain living benefit riders, and (c) close the LINCOLN SMARTSECURITY(R) Advantage rider to new sales.

If you have any questions or comments on the Amendment, please contact me at
(860) 466-1222.

Sincerely,

/s/ Scott C. Durocher

Scott C. Durocher
Counsel